OIL AND GAS RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
Oil And Gas Reserves
Schedule of proved reserves

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	4,409	21,001	12,792	15,363	17,201	36,364

Total at 12.31.2024	4,409	21,001	12,792	15,363	17,201	36,364

(1)	In thousands of barrels.
(2)	In millions of cubic meters.